Other Liabilities, Provisions, Contingencies and Commitments (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of financial liabilities [abstract]
Sundry creditors		$ 12,873	$ 11,895
Derivative financial instruments (see Note 21)		138	1,127
Others		186	3
Total Other current financial liabilities	$ 643	13,197	13,025
Contingencies		5,589	6,303
Payable taxes		662	651
Others		2,409	2,586
Total provisions and other non-current liabilities	$ 423	$ 8,660	$ 9,540